Fair Value Measurements (Details 3) (Fuel Swap Contract (Liabilities) Assets, USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Information relating to the significant unobservable inputs of Level 3 financial instruments
Fair value at the end of the period		$ 1	$ 2	$ (1)
Discounted Cash Flows | Minimum
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.14	3.20	3.36
Forward Diesel Price per Gallon (in dollars per gallon)			3.88
Discounted Cash Flows | Maximum
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.99	3.87	3.73
Forward Diesel Price per Gallon (in dollars per gallon)			3.96
Discounted Cash Flows | Weighted Average
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.61	3.60	3.55
Forward Diesel Price per Gallon (in dollars per gallon)			3.90